Document and Entity Information	Jan. 11, 2023
Cover [Abstract]
Entity Registrant Name	BIOLASE, INC
Amendment Flag	false
Entity Central Index Key	0000811240
Document Type	8-K
Document Period End Date	Jan. 11, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-36385
Entity Tax Identification Number	87-0442441
Entity Address, Address Line One	27042 Towne Centre Drive
Entity Address, Address Line Two	Suite 270
Entity Address, City or Town	Lake Forest
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92610
City Area Code	(949)
Local Phone Number	361-1200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	BIOL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false